UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Visium Event Driven Fund
Schedule of Investments
August 31, 2015 (Unaudited)

COMMON STOCKS - 78.41%
Aerospace & Defense - 5.66%
B/E Aerospace, Inc. (a)	20,666	$1,007,468
Precision Castparts Corp.	1,578	363,335
		1,370,803
Airlines - 0.08%
AMR Corp. Escrow (b)(c)	8,077	19,466
Auto Components - 3.03%
Visteon Corp. (b)	7,373	734,793
Banks - 0.71%
City National Corp. (a)	1,963	172,312
Beverages - 3.17%
Molson Coors Brewing Co.	11,273	767,579
Biotechnology - 0.12%
Baxalta, Inc. (b)	840	29,526
Chemicals - 7.09%
Ashland, Inc. (a)	6,672	700,360
Olin Corp.	14,858	296,565
OM Group, Inc.	1,134	37,989
WR Grace & Co. (b)	6,921	684,764
		1,719,678
Diversified Telecommunication Services - 0.00%
AT&T, Inc.	0	5
Energy Equipment & Services - 0.52%
Baker Hughes, Inc. (a)	522	29,232
Cameron International Corp. (b)	1,055	70,432
Paragon Offshore PLC (d)	29,748	26,773
		126,437
Gas Utilities - 0.53%
AGL Resources, Inc.	2,110	128,689
Health Care Equipment & Supplies - 0.24%
Thoratec Corp. (b)	920	57,794
Health Care Providers & Services - 6.30%
Brookdale Senior Living, Inc. (b)	37,668	1,032,856
Cigna Corporation	2,130	299,883
Humana, Inc.	1,061	193,940
		1,526,679
Hotels, Restaurants & Leisure - 7.90%
Bob Evans Farms, Inc. (a)	14,066	635,642
MGM Resorts International (b)	59,624	1,218,118
Pinnacle Entertainment, Inc. (b)	1,593	60,168
		1,913,928
Household Durables - 1.11%
Lennar Corp.- Class A (a)	6,269	267,812
Insurance - 8.40%
Chubb Corp. (a)	1,676	202,478
Hartford Financial Services Group, Inc.	7,744	355,837

National Interstate Corp.	19,503	540,233
XL Group PLC (d)	25,114	936,501
		2,035,049
Internet Software & Services - 2.30%
Dealtrack Technologies, Inc. (b)	4,210	264,219
Yahoo! Inc. (b)	7,866	253,600
Yelp, Inc. (b)	1,600	38,848
		556,667
IT Services - 2.34%
Computer Sciences Corp.	9,150	567,209
Machinery - 5.09%
SPX Corp.	21,021	1,234,563
Media - 1.34%
Cumulus Media, Inc. (b)	22,900	32,747
DISH Network Corp. (b)	1,267	75,095
Time Warner Cable, Inc.	1,172	218,016
		325,858
Metals & Mining - 4.70%
Gold Fields Ltd. - ADR	108,286	349,764
SunCoke Energy, Inc.	68,861	790,524
		1,140,288
Oil, Gas & Consumable Fuels - 0.03%
Penn Virginia Corp. (b)	5,262	6,472
Pharmaceuticals - 2.75%
Mylan NV (b)(d)	2,158	107,015
Perrigo Co. PLC (d)	314	57,453
Zoetis, Inc.	11,207	502,858
		667,326
Road & Rail - 4.06%
Hertz Global Holdings, Inc. (b)	53,453	985,139
Semiconductors & Semiconductor Equipment - 2.24%
Altera Corp. (a)	4,221	204,930
Atmel Corp.	8,465	69,159
Broadcom Corp.	2,188	113,054
Micron Technology, Inc. (b)	9,478	155,534
		542,677
Software - 4.57%
Nuance Communications, Inc. (b)	67,300	1,108,431
Specialty Retail - 2.92%
Ascena Retail Group, Inc. (a)(b)	2,196	26,510
Office Depot, Inc. (b)	10,600	84,058
Vitamin Shoppe, Inc. (b)	16,686	597,359
		707,927
Technology Hardware, Storage & Peripherals - 1.04%
Hewlett Packard Co.	7,429	208,458
Western Digital Corp.	528	43,275
		251,733
Wired Telecommunications Carriers - 0.00%
Adelphia Recovery Trust (b)	510,588	1,021
Wireless Telecommunication Services - 0.17%
T-Mobile US, Inc. (b)	1,053	41,709
TOTAL COMMON STOCKS (Cost $20,318,636)		$19,007,570

	Principal
	Amount
CORPORATE BONDS - 0.03%
Communications - 0.03%
Adelphia Communications Corp. Sr. Note
7.50%, 01/15/2004 (e)	$237,265	2,135
7.75%, 01/15/2009 (e)	188,958	945
10.25%, 06/15/2011 (e)	304,655	2,742
7.88%, 05/01/2009 (e)	54,446	272
TOTAL CORPORATE BONDS (Cost $6,094)		$6,094

REAL ESTATE INVESTMENT TRUSTS - 5.26%
	Shares
Colony Financial, Inc.	15,895	345,080
New Senior Investment Group, Inc.	43,615	496,775
NorthStar Realty Finance Corp.	30,794	432,656
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,640,773)		$1,274,511

RIGHTS - 0.00%
Community Health Systems, Inc. (b)	3,128	31
TOTAL RIGHTS (Cost $31)		$31

WARRANTS - 0.00%
RLJ Entertainment, Inc. (b)	3,980	23
TOTAL WARRANTS (Cost $1,393)		$23

PURCHASED OPTIONS - 0.92%
	Contracts
Call Options - 0.00%
Express Scripts Holding Co.
Expiration: September, 2015, Exercise Price: $92.500	21	420
Penn Virginia Corp.
Expiration: September, 2015, Exercise Price: $6.000	106	530
Williams Partners LP
Expiration: September, 2015, Exercise Price: $55.000	21	105
Total Call Options		1,055
Put Options - 0.92%
Altera Corp.
Expiration: January, 2016, Exercise Price: $45.000	43	12,255
Atmel Corp.
Expiration: November, 2015, Exercise Price: $9.000	84	13,650
Broadcom Corp.
Expiration: November, 2015, Exercise Price: $50.000	53	8,613
Cumulus Media, Inc.
Expiration: December, 2015, Exercise Price: $2.500	229	26,335
Dealtrack Technologies, Inc.
Expiration: September, 2015, Exercise Price: $55.000	21	945
DISH Network Corp.
Expiration: January, 2016, Exercise Price: $57.500	16	7,200
Humana, Inc.
Expiration: January, 2016, Exercise Price: $185.000	11	12,870

MGM Resorts International
Expiration: January, 2016, Exercise Price: $18.000	74	9,287
Micron Technology, Inc.
Expiration: January, 2016, Exercise Price: $14.000	53	6,095
Expiration: January, 2016, Exercise Price: $19.000	53	20,193
Mylan NV
Expiration: October, 2015, Exercise Price: $50.000	52	14,560
Office Depot, Inc.
Expiration: January, 2016, Exercise Price: $7.000	106	8,056
Yahoo, Inc.
Expiration: January, 2016, Exercise Price: $33.000	21	6,153
Expiration: January, 2016, Exercise Price: $41.000	65	58,825
Yelp, Inc.
Expiration: October, 2015, Exercise Price: $35.000	16	17,680
Total Put Options		222,717
TOTAL PURCHASED OPTIONS (Cost $159,825)		$223,772

Total Investments (Cost $22,126,752) - 84.62%		20,512,001
Other Assets in Excess of Liabilities - 15.38%		3,729,182
TOTAL NET ASSETS - 100.00%		$24,241,182

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Non-income producing security.
(c)	The security is deemed to be illiquid. The value of the security $19,466, represents 0.08% if net assets.
(d)	Foreign issued security.
(e)	Securities in default.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Visium Event Driven Fund
Schedule of Securities Sold Short
August 31, 2015 (Unaudited)

		Shares	Value
SECURITIES SOLD SHORT - 30.34%
Banks - 0.29%
Royal Bank of Canada (a)		1,263	$70,172
Energy Equipment & Services - 0.32%
Halliburton Co.		501	19,714
Schlumberger Ltd. (a)		758	58,647
			78,361
Food & Staples Retailing - 2.15%
Sysco Corp.		13,067	520,981
Food Products - 0.76%
Mondelez International, Inc.		4,353	184,393
Health Care Providers & Services - 0.64%
Anthem, Inc.		1,104	155,719
Household Durables - 1.28%
Lennar Corp.- Class B		6,110	310,999
Insurance - 1.48%
Ace Ltd. (a)		961	98,176
Travelers Companies, Inc.		2,612	260,024
			358,200
Media - 0.36%
Charter Communications, Inc.		475	86,265
Other Investment Pools and Funds - 21.19%
iShares Russell 2000 ETF (b)		10,866	1,251,763
iShares US Real Estate ETF (b)		17,906	1,262,015
Materials Select Sector SPDR Fund (b)		8,538	370,208
SPDR S&P 500 ETF Trust (b)		4,658	920,747
SPDR S&P MidCap 400 ETF Trust (b)		5,160	1,331,280
			5,136,013
Real Estate Investment Trusts (REITs) - 0.17%
Gaming & Leisure Properties, Inc.		1,342	41,522
Specialty Retail - 1.52%
Ascena Retail Group, Inc.		2,268	27,375
GNC Holdings, Inc.		6,581	307,991
Staples, Inc.		2,313	32,867
			368,233
Technology Hardware, Storage & Peripherals - 0.18%
Seagate Technology PLC (a)		870	44,718
TOTAL SECURITIES SOLD SHORT (Proceeds $7,532,017)			$7,355,576

(a)	Foreign issued security.
(b)	Exchange traded fund.

Abbreviations:
Ltd.	Limited Liability Company
PLC	Public Limited Company.

Visium Event Driven Fund
Schedule of Total Return Swaps
May 31, 2015 (Unaudited)
		Pay/Receive					Unrealized
		Total Return on		Termination	Notional	Number	Appreciation
Counterparty	Reference Entity	Reference Entity	Financing Rate	Date	Amount	of Units	(Depreciation)
Morgan Stanley	SABMiller PLC (a)	Pay	0.958%	05/08/2017	81,033	1,742	$(15,756)
Morgan Stanley	Williams Partners LP	Pay	0.440%	12/19/2016	9,325	234	$(2,274)
Total net unrealized appreciation on total return swaps							$(18,030)

(a)	Foreign issued security.

	The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

	Cost of investments	$ 22,126,752
	Gross unrealized appreciation - Investments	459,338
	Gross unrealized appreciation - Securities sold Short	295,120
	Gross unrealized appreciation - Options	86,651
	Gross unrealized depreciation - Investments	(2,138,036)
	Gross unrealized depreciation - Securities sold Short	(118,679)
	Gross unrealized depreciation - Swaps	(18,030)
	Gross unrealized depreciation - Options	(22,704)
	Net unrealized depreciation	$ (1,456,340)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements
	section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
	The following is a summary of significant accounting policies consistently followed by
	the Fund in the preparation of the financial statements. These policies are in conformity
	with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
	Each security owned by the Fund, including long and short positions of common stock
	and real estate investment trusts, that is listed on a securities exchange is valued at
	its last sale price on that exchange on the date as of which assets are valued. When
	the security is listed on more than one exchange, the Fund will use the price of the
	exchange that the Fund generally considers to be the principal exchange on which
	the stock is traded.

	Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued
	at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent
	the last sale price. If the NOCP is not available, such securities shall be valued at the
	last sale price on the day of valuation. If there has been no sale on such exchange or
	on NASDAQ on such day, the security is valued at the mean between the bid and
	asked prices on such day.

	Debt securities other than short-term instruments are valued at the mean between the
	closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing
	bid and ask prices are not readily available, the Pricing Service may provide a price
	determined by a matrix pricing method or other analytical pricing models. Short-term
	debt securities, such as commercial paper, bankers acceptances and U.S. Treasury
	Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term
	debt security has a maturity of greater than 60 days, it is valued at fair value.
	When market quotations are not readily available, any security or other asset is
	valued at its fair value as determined under procedures approved by the Trust’s Board
	of Trustees. These fair value procedures will also be used to price a security when
	corporate events, events in the securities market and/or world events cause the
	Adviser to believe that a security’s last sale price may not reflect its actual market
	value. The intended effect of using fair value pricing procedures is to ensure that the
	Fund is accurately priced.

	Exchange-traded options are valued at the composite price, using the National Best
	Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest
	ask price across any of the exchanges on which an option is quoted, thus providing a
	view across the entire U.S. options marketplace. Specifically, composite pricing looks
	at the last trades on the exchanges where the options are traded. If there are no
	trades for the option on a given business day, composite option pricing calculates the
	mean of the highest bid price and lowest ask price across the exchanges where the
	option is traded and the option will generally be classified as Level 2. Futures
	contracts are valued at the last sale price at the closing of trading on the relevant
	exchange or board of trade. If there was no sale on the applicable exchange or board
	of trade on such day, they are valued at the average of the quoted bid and ask prices
	as of the close of such exchange or board of trade.

	When market quotations are not readily available, any security or other asset is
	valued at its fair value as determined under procedures approved by the Board of
	Trustees. These fair value procedures will also be used to price a security when
	corporate events, events in the securities market and/or world events cause the
	Adviser to believe that a security’s last sale price may not reflect its actual market
	value. The intended effect of using fair value pricing procedures is to ensure that the
	Fund is accurately priced.

	In the case of foreign securities, the occurrence of certain events after the close of
	foreign markets, but prior to the time the Fund’s NAV is calculated (such as a
	significant surge or decline in the U.S. or other markets) often will result in an
	adjustment to the trading prices of foreign securities when foreign markets open on
	the following business day. The Fund will value foreign securities at prices supplied
	by a Pricing Service which take into account such events. In such cases, uses of
	these evaluated prices can reduce an investor’s ability to seek to profit by estimating
	the Fund’s NAV in advance of the time the NAV is calculated. These securities will
	generally be classified as Level 2.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that the Portfolios price portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Rights and warrants not traded on a particular day are valued at the mean between the bid and asked quotes or based on an intrinsic value when appropriate. Otherwise Fair Value will be determined in accordance with the procedures set forth in Appendix II.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:(1)
Common Stocks	$18,988,104	$-	$19,466	$19,007,570
Real Estate Investment Trusts	1,274,511	-	-	1,274,511
Warrants	-	23	-	23
Rights	31	-	-	31
Corporate Bonds	-	6,094	-	6,094
Purchased Options	55,582	168,190	-	223,772
Total Assets	$20,318,228	$174,307	$19,466	$20,512,001

Liabilities:
Securities Sold Short	$7,355,576	$-	$-	$7,355,576
Total Assets	$7,355,576	$-	$-	$7,355,576

Other Financial Instruments(2)
Swaps	$(2,274)	$(15,756)	$-	$(18,030)
Total Other Financial Instruments	$(2,274)	$(15,756)	$-	$(18,030)

(1) For further breakdown of common stock by industry type, please refer to the Schedule of Investments.
(2) Other financial instruments are swap contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.
There were no transfers into and out of Level 1 and 2 securities during the period ended August 31, 2015.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 5/31/2015	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Transfers into Level 3	Balance as of 8/31/2015
Common Stock	$23,343	$-	.	$-	$(3,877)	$-	$19,466

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2015:

	Fair Value August 31, 2015	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Common Stocks	$19,466	Market Assessment and Company-Specfic Information	Discount to Last Reported Net Asset Value	Decrease

(1)
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments. .Management has determined that market participants would take these inputs into account when valuing the investment.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$223,772	Options written, at value	$-
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$18,030

Total		$223,772		$18,030

The effect of derivative instruments on the income for the period ended August 31, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Swap Contracts	Total
Equity Contracts	$(14,001)	$139	$(12,181)	$(26,043)
Total	$(14,001)	$139	$(12,181)	$(26,043)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Swap Contracts	Total
Equity Contracts	$126,622	$82	$(14,522)	$112,182
Total	$126,622	$82	$(14,522)	$112,182

* The inception date of the Fund is July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date           10/20/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
John Buckel, President

Date           10/20/2015

By (Signature and Title)*/s/ Jennifer Lima
Jennifer Lima, Treasurer

Date           10/20/2015

* Print the name and title of each signing officer under his or her signature.